Other intangibles, net - Schedule of Customer Relationships and Related Accumulated Amortization (Details) - Customer relationships - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 360,000	$ 360,000
Accumulated amortization	(225,117)	(203,941)
Finite-lived intangible assets	$ 134,883	$ 156,059